Discontinued Operations - Schedule of Reconciliation of Gain on Sale of Subsidiary (Detail) - USD ($) $ in Thousands				12 Months Ended
		Oct. 23, 2017		Mar. 31, 2018	Aug. 11, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds on disposal	[1]	$ 134,982
Legal and professional fees incurred as a result of the Aurum Transaction	[1]	(3,759)
Cash	[1]	3,083
Accounts receivable	[1]	15,705
Inventory		89,101	[1]		$ 2,300
Prepaid expenses	[1]	1,110
Property and equipment	[1]	11,176
Intangible assets	[1]	343
Other assets	[1]	244
Deferred income tax asset	[1]	6,705
Accounts payable	[1]	(27,207)
Accrued expenses	[1]	(3,552)
Long-term debt	[1]	(333)
Other long-term liabilities	[1]	(2,834)
Total assets	[1]	93,541
Gain on disposal, net of taxes of nil	[1]	$ 37,682		$ 37,682

[1]	Recast (refer to note 1)